UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2016 – September 30, 2016

Item 1.  Schedule of Investments.

AUXIER FOCUS FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2016

Shares	Security Description	Value

Common Stock - 92.1%
Communications - 3.2%
289,525	America Movil SAB de CV, ADR	$3,312,166
23,159	Cisco Systems, Inc.	734,603
249,738	Telefonica SA, ADR	2,517,359
125	The Walt Disney Co.	11,608
37,860	Twenty-First Century Fox, Inc., Class A	916,969
11,845	Viacom, Inc., Class B	451,295
		7,944,000
Consumer Discretionary - 7.8%
47,475	Apollo Education Group, Inc., Class A (a)	377,426
18,000	Arcos Dorados Holdings, Inc., Class A (a)	94,860
119	Charter Communications, Inc., Class A (a)	32,126
37,860	Comcast Corp., Class A	2,511,632
16,020	CST Brands, Inc.	770,402
9,990	CVS Health Corp.	889,010
113,377	Discovery Communications, Inc., Class A (a)	3,052,109
4,641	Discovery Communications, Inc., Class C (a)	122,105
16,250	General Motors Co.	516,263
67,162	H&R Block, Inc.	1,554,800
221,132	Lincoln Educational Services Corp. (a)	486,490
18,550	Lowe's Cos., Inc.	1,339,495
7,656	McDonald's Corp.	883,196
2,100	Michael Kors Holdings, Ltd. (a)	98,259
5,610	Red Robin Gourmet Burgers, Inc. (a)	252,113
3,250	Sally Beauty Holdings, Inc. (a)	83,460
1,176	The Andersons, Inc.	42,548
4,725	The Home Depot, Inc.	608,013
12,650	Time Warner, Inc.	1,007,067
28,135	Vitamin Shoppe, Inc. (a)	755,425
48,550	Wal-Mart Stores, Inc.	3,501,426
7,050	Yum! Brands, Inc.	640,211
		19,618,436
Consumer Staples - 24.4%
62,500	Altria Group, Inc.	3,951,875
15,100	British American Tobacco PLC, ADR	1,927,515
6,651	Cal-Maine Foods, Inc.	256,330
13,200	Coca-Cola HBC AG, ADR (a)	305,316
47,135	ConAgra Foods, Inc.	2,220,530
8,785	Diageo PLC, ADR	1,019,411
30,050	Dr. Pepper Snapple Group, Inc.	2,743,866
20,100	Kelly Services, Inc., Class A	386,322
71,457	Molson Coors Brewing Co., Class B	7,845,979
12,100	Monster Beverage Corp. (a)	1,776,401
91,660	PepsiCo, Inc.	9,969,858
82,520	Philip Morris International, Inc.	8,022,594
441,921	Tesco PLC, ADR (a)	3,128,801
64,300	The Coca-Cola Co.	2,721,176
2,845	The J.M. Smucker Co.	385,611
203,368	The Kroger Co.	6,035,962
32,925	The Procter & Gamble Co.	2,955,019
90,720	The Western Union Co.	1,888,790
81,550	Unilever NV, ADR	3,759,455
		61,300,811
Energy - 3.4%
144,810	BP PLC, ADR	5,091,519
11,130	Chevron Corp.	1,145,500
15,600	ConocoPhillips	678,132
7,800	Phillips 66	628,290
19,100	Valero Energy Corp.	1,012,300
		8,555,741

Financials - 17.4%
42,250	Aflac, Inc.	3,036,507
39,000	American International Group, Inc.	2,314,260
1,280	Ameriprise Financial, Inc.	127,706
213,649	Bank of America Corp.	3,343,607
16,415	Berkshire Hathaway, Inc., Class B (a)	2,371,475
70,374	Central Pacific Financial Corp.	1,772,721
24,375	Citigroup, Inc.	1,151,231
5,616	Colliers International Group, Inc.	236,265
132,268	Credit Suisse Group AG, ADR	1,738,002
5,616	FirstService Corp.	262,155
82,110	Franklin Resources, Inc.	2,920,653
24,900	Legg Mason, Inc.	833,652
9,525	Marsh & McLennan Cos., Inc.	640,556
59,500	Mastercard, Inc., Class A	6,055,315
1,100	PayPal Holdings, Inc. (a)	45,067
214,200	The Bank of New York Mellon Corp.	8,542,296
37,418	The Travelers Cos., Inc.	4,286,232
7,350	U.S. Bancorp	315,241
19,949	Unum Group	704,399
31,600	Visa, Inc., Class A	2,613,320
23,000	Waddell & Reed Financial, Inc., Class A	417,680
500	Wells Fargo & Co.	22,140
		43,750,480
Health Care - 24.3%
42,600	Abbott Laboratories	1,801,554
2,900	Alkermes PLC (a)	136,387
4,885	Allergan PLC (a)	1,125,064
22,591	Anthem, Inc.	2,830,878
17,200	Becton Dickinson and Co.	3,091,356
13,415	Biogen, Inc. (a)	4,199,298
13,515	Community Health Systems, Inc. (a)	155,963
47,424	Express Scripts Holding Co. (a)	3,344,815
1,155	Gilead Sciences, Inc.	91,384
44,000	GlaxoSmithKline PLC, ADR	1,897,720
59,240	Johnson & Johnson	6,998,021
1,100	Laboratory Corp. of America Holdings (a)	151,228
95,003	Medtronic PLC	8,208,259
105,169	Merck & Co., Inc.	6,563,597
13,582	Pfizer, Inc.	460,022
50,267	Quest Diagnostics, Inc.	4,254,096
1,303	Shire PLC	252,600
10,280	St. Jude Medical, Inc.	819,933
60,674	UnitedHealth Group, Inc.	8,494,360
47,400	Zimmer Biomet Holdings, Inc.	6,162,948
		61,039,483
Industrials - 3.5%
1,400	AGCO Corp.	69,048
239,341	Corning, Inc.	5,660,415
17,966	Manitex International, Inc. (a)	98,993
12,500	Raytheon Co.	1,701,625
5,675	Textainer Group Holdings, Ltd.	42,506
2,550	The Boeing Co.	335,937
8,515	United Parcel Service, Inc., Class B	931,200
		8,839,724
Information Technology - 4.2%
5,250	Cognizant Technology Solutions Corp., Class A (a)	250,477
10,275	Intel Corp.	387,881
200	LinkedIn Corp., Class A (a)	38,224
115,147	Microsoft Corp.	6,632,467
82,320	Oracle Corp.	3,233,530
		10,542,579

Materials - 3.6%
14,225	Celanese Corp., Class A	946,816
30,715	E.I. du Pont de Nemours & Co.	2,056,984
25,955	LyondellBasell Industries NV, Class A	2,093,530
17,700	Methanex Corp.	631,536
47,350	The Dow Chemical Co.	2,454,151
32,055	The Mosaic Co.	784,065
		8,967,082
Telecommunications - 0.2%
7,335	Verizon Communications, Inc.	381,273

Transportation - 0.1%
3,160	Union Pacific Corp.	308,195

Total Common Stock (Cost $149,648,570)	231,247,804

Principal	Security Description	Rate	Maturity	Value

Corporate Non-Convertible Bonds - 0.3%
Energy - 0.0%
$18,000	Devon Energy Corp.	2.25%	12/15/18	18,181

Financials - 0.3%
290,000	Bank of America Corp., Series K(b)	8.00	12/29/49	296,163
500,000	Bank of America Corp., Series M (b)	8.13	11/15/49	513,437
				809,600
Total Fixed Income Securities (Cost $801,697)				827,781

Total Investments - 92.4% (Cost $150,450,267)*	$232,075,585
Other Assets & Liabilities, Net – 7.6%	19,066,967
Net Assets – 100.0%	$251,142,552

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of September 30, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$95,233,006
Gross Unrealized Depreciation	(13,607,688)
Net Unrealized Appreciation	$81,625,318

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016.

Level 1	Level 2	Level 3	Total

Investments At Value
Common Stock
Communications	$7,944,000	$-	$-	$7,944,000
Consumer Discretionary	19,618,436	-	-	19,618,436
Consumer Staples	61,300,811	-	-	61,300,811
Energy	8,555,741	-	-	8,555,741
Financials	43,750,480	-	-	43,750,480
Health Care	61,039,483	-	-	61,039,483
Industrials	8,839,724	-	-	8,839,724
Information Technology	10,542,579	-	-	10,542,579
Materials	8,967,082	-	-	8,967,082
Telecommunications	381,273	-	-	381,273
Transportation	308,195	-	-	308,195
Corporate Non-Convertible Bonds	-	827,781	-	827,781
Total Investments At Value	$231,247,804	$827,781	$-	$232,075,585

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT PREMIER GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2016

Shares	Security Description	Value

Common Stock - 99.9%
Consumer Discretionary - 14.0%
94,500	CarMax, Inc. (a)	$5,041,575
125,000	IMAX Corp. (a)	3,621,250
255,000	LKQ Corp. (a)	9,042,300
39,000	Signet Jewelers, Ltd.	2,906,670
		20,611,795
Financials - 18.5%
43,000	American Tower Corp. REIT	4,873,190
55,000	Discover Financial Services	3,110,250
3,100	Markel Corp. (a)	2,879,187
50,000	Moody's Corp.	5,414,000
45,000	PRA Group, Inc. (a)	1,554,300
39,000	S&P Global, Inc. (a)	4,935,840
100,000	SEI Investments Co.	4,561,000
		27,327,767
Health Care - 9.2%
44,000	Celgene Corp. (a)	4,599,320
16,000	Illumina, Inc. (a)	2,906,560
8,400	Intuitive Surgical, Inc. (a)	6,088,572
		13,594,452
Industrials - 21.5%
24,000	Exponent, Inc.	1,225,440
34,000	Fastenal Co.	1,420,520
65,600	Healthcare Services Group, Inc.	2,596,448
34,800	Roper Technologies, Inc.	6,349,956
24,000	Stericycle, Inc. (a)	1,923,360
18,350	TransDigm Group, Inc. (a)	5,305,352
55,200	Verisk Analytics, Inc., Class A (a)	4,486,656
21,500	Wabtec Corp.	1,755,475
75,000	WageWorks, Inc. (a)	4,568,250
29,000	Waste Connections, Inc.	2,166,300
		31,797,757
Information Technology - 32.5%
6,400	Alphabet, Inc., Class C (a)	4,974,656
58,000	ANSYS, Inc. (a)	5,371,380
54,000	Blackbaud, Inc.	3,582,360
15,600	CoStar Group, Inc. (a)	3,377,868
60,000	Envestnet, Inc. (a)	2,187,000
33,400	MasterCard, Inc., Class A	3,399,118
67,000	PROS Holdings, Inc. (a)	1,514,870
87,000	Red Hat, Inc. (a)	7,032,210
110,000	Trimble Navigation, Ltd. (a)	3,141,600
29,000	Tyler Technologies, Inc. (a)	4,965,670
103,000	Visa, Inc., Class A	8,518,100
		48,064,832

Materials - 4.2%
51,500	Ecolab, Inc.	6,268,580

Total Common Stock (Cost $89,068,822)	147,665,183

Total Investments - 99.9% (Cost $89,068,822)*	$147,665,183
Other Assets & Liabilities, Net – 0.1%	113,957
Net Assets – 100.0%	$147,779,140

REIT Real Estate Investment Trust
(a) Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$58,617,315
Gross Unrealized Depreciation	(20,954)
Net Unrealized Appreciation	$58,596,361

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$147,665,183
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$147,665,183

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT MIDCAP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2016

Shares	Security Description	Value

Common Stock - 97.9%
Consumer Discretionary - 17.7%
19,201	CarMax, Inc. (a)	$1,024,373
1,111	Chipotle Mexican Grill, Inc. (a)	470,509
29,011	IMAX Corp. (a)	840,449
55,032	LKQ Corp. (a)	1,951,435
7,340	Signet Jewelers, Ltd.	547,050
		4,833,816
Financials - 14.3%
9,106	Financial Engines, Inc.	270,539
883	Markel Corp. (a)	820,104
10,828	Moody's Corp.	1,172,456
17,805	PRA Group, Inc. (a)	614,985
22,426	SEI Investments Co.	1,022,850
		3,900,934
Health Care - 9.2%
25,978	AAC Holdings, Inc. (a)	451,757
5,560	Bio-Techne Corp.	608,820
3,802	Illumina, Inc. (a)	690,671
1,061	Intuitive Surgical, Inc. (a)	769,045
		2,520,293
Industrials - 26.6%
13,833	Exponent, Inc.	706,313
4,855	Fastenal Co.	202,842
18,346	Healthcare Services Group, Inc.	726,135
7,767	Roper Technologies, Inc.	1,417,244
5,724	Stericycle, Inc. (a)	458,721
1,659	TransDigm Group, Inc. (a)	479,650
14,459	Verisk Analytics, Inc., Class A (a)	1,175,228
7,134	Wabtec Corp.	582,491
15,563	WageWorks, Inc. (a)	947,942
7,867	Waste Connections, Inc.	587,665
		7,284,231
Information Technology - 23.6%
11,305	ANSYS, Inc. (a)	1,046,956
7,867	Blackbaud, Inc.	521,897
4,015	CoStar Group, Inc. (a)	869,368
13,057	Envestnet, Inc. (a)	475,928
29,324	PROS Holdings, Inc. (a)	663,016
16,068	Red Hat, Inc. (a)	1,298,776
29,581	Trimble Navigation, Ltd. (a)	844,833
4,385	Tyler Technologies, Inc. (a)	750,844
		6,471,618
Materials - 3.9%
8,735	Ecolab, Inc.	1,063,224

Telecommunication Services - 2.6%
6,358	SBA Communications Corp., Class A (a)	713,113

Total Common Stock (Cost $21,493,011)	26,787,229

Total Investments - 97.9% (Cost $21,493,011)*	$26,787,229
Other Assets & Liabilities, Net – 2.1%	569,946
Net Assets – 100.0%	$27,357,175

(a) Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$6,121,186
Gross Unrealized Depreciation	(826,968)
Net Unrealized Appreciation	$5,294,218

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$26,787,229
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$26,787,229

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2016

Shares	Security Description	Value

Common Stock - 97.8%
Consumer Discretionary - 17.8%
1,142	Carter's, Inc.	$99,023
2,045	Chuy's Holdings, Inc. (a)	57,137
1,376	Drew Industries, Inc.	134,876
4,627	Duluth Holdings, Inc., Class B (a)	122,662
22,152	Good Times Restaurants, Inc. (a)	75,981
6,983	IMAX Corp. (a)	202,298
2,281	Lithia Motors, Inc., Class A	217,881
5,653	MCBC Holdings, Inc. (a)	64,444
3,567	Monro Muffler Brake, Inc.	218,193
5,011	National CineMedia, Inc.	73,762
1,913	SeaWorld Entertainment, Inc.	25,787
1,288	Sotheby's	48,970
4,143	Zoe's Kitchen, Inc. (a)	91,933
		1,432,947
Consumer Staples - 4.0%
2,519	Calavo Growers, Inc.	164,818
16,446	Inventure Foods, Inc. (a)	154,593
		319,411
Energy - 0.4%
999	Oil States International, Inc. (a)	31,538

Financials - 11.1%
3,402	Financial Engines, Inc.	101,073
2,523	Glacier Bancorp, Inc.	71,956
4,558	OneBeacon Insurance Group, Ltd., Class A	65,088
6,625	PRA Group, Inc. (a)	228,828
1,402	ProAssurance Corp.	73,577
1,087	The Navigators Group, Inc.	105,352
6,827	WSFS Financial Corp.	249,117
		894,991
Health Care - 11.9%
10,688	AAC Holdings, Inc. (a)	185,864
453	Atrion Corp.	193,250
1,127	DexCom, Inc. (a)	98,793
3,453	HealthStream, Inc. (a)	95,303
1,276	Mesa Laboratories, Inc.	145,923
1,958	National HealthCare Corp.	129,209
4,372	Novadaq Technologies, Inc. (a)	50,584
3,571	Teladoc, Inc. (a)	65,385
		964,311

Industrials - 21.4%
1,903	Beacon Roofing Supply, Inc. (a)	80,059
2,532	Colfax Corp. (a)	79,581
4,562	Douglas Dynamics, Inc.	145,710
3,728	Exponent, Inc.	190,352
2,003	Genesee & Wyoming, Inc., Class A (a)	138,107
5,154	Healthcare Services Group, Inc.	203,995
3,313	HEICO Corp., Class A	200,469
948	MSC Industrial Direct Co., Inc.	69,593
5,869	Rexnord Corp. (a)	125,655
1,577	The Advisory Board Co. (a)	70,555
1,742	The Middleby Corp. (a)	215,346
3,459	WageWorks, Inc. (a)	210,688
		1,730,110
Information Technology - 31.2%
2,206	3D Systems Corp. (a)	39,598
2,275	Blackbaud, Inc.	150,923
902	BroadSoft, Inc. (a)	41,988
10,291	Computer Modelling Group, Ltd.	76,950
2,941	CoreLogic, Inc. (a)	115,346
873	CoStar Group, Inc. (a)	189,031
2,040	Ellie Mae, Inc. (a)	214,812
5,556	Envestnet, Inc. (a)	202,516
5,997	EVERTEC, Inc.	100,630
2,026	Fleetmatics Group PLC (a)	121,519
2,660	Guidewire Software, Inc. (a)	159,547
1,450	John Bean Technologies Corp.	102,298
570	Littelfuse, Inc.	73,422
1,333	NVE Corp.	78,567
11,527	PROS Holdings, Inc. (a)	260,625
1,720	Shutterfly, Inc. (a)	76,781
1,945	SPS Commerce, Inc. (a)	142,782
376	The Ultimate Software Group, Inc. (a)	76,851
1,713	Tyler Technologies, Inc. (a)	293,317
		2,517,503

Total Common Stock (Cost $6,687,955)	7,890,811

Total Investments - 97.8% (Cost $6,687,955)*	$7,890,811
Other Assets & Liabilities, Net – 2.2%	179,615
Net Assets – 100.0%	$8,070,426

PLC Public Limited Company
(a) Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,522,906
Gross Unrealized Depreciation	(320,050)
Net Unrealized Appreciation	$1,202,856

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$7,890,811
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$7,890,811

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	November 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	November 1, 2016

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	November 1, 2016